FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Favourable Change in Profit (loss)	$ 566	$ 454
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Adverse Change in Profit (loss)	(566)	(454)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Favourable Change in Increase (Decrease) in Shareholders’ Equity	567	455
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Adverse Change in Increase (Decrease) in Shareholders’ Equity	$ (567)	$ (455)